Other Non-financial Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Non-financial Assets
NOTE 21. OTHER NON-FINANCIAL ASSETS

“Other Non-financial Assets” break down as follows:

	12.31.20	12.31.19
Payments on behalf of third parties	446,038	380,239
Advances of fee to Directors and Syndics	10,049	6,213
Advance to Personnel	3,558	2,810
Tax Credits	2,208,858	655,859
Payments made in Advance	2,331,734	1,320,929
Advances for Purchase of Assets	487,578	4,032,303
Investment properties (*)	580,667	593,290
Other Sundry Assets Measured at Cost	1,227,359	1,397,084
Assets Taken in Defense of Credits	5,176	5,176
Others	333,410	389,085

Total	7,634,427	8,782,988

(*)	Changes in “Investment Properties” are detailed in Schedule F.
Related-party information is disclosed in Note 51.